Investment Strategy	Feb. 24, 2026
Main BuyWrite ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund invests in domestic and international exchange-traded funds (ETFs) to provide investors with sustained exposure to domestic and foreign equity markets over time. The Fund also uses the Adviser’s “BuyWrite” strategy, an investment strategy of writing (selling) call options on a security owned by the Fund to generate additional returns from the option premium. The Fund also seeks returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Equity Strategy

The Adviser believes that, over time, asset allocation is more determinative than individual security selection in limiting the variability inherent in equity security investing. Accordingly, the Adviser, when investing in ETFs, focuses its research primarily on asset allocation to identify undervalued asset classes and catalysts that could lead to near-term price appreciation by carefully reviewing:

●	the sector (industries sharing common characteristics; e.g., financials),

●	sub-sector (a more specialized, narrow category within a sector; e.g., financials), and

●	capitalization (the measure of a company’s size as determined by its current share price multiplied by the number of shares of the company’s outstanding stock) in the Fund’s portfolio.

The Adviser seeks to create a diversified portfolio to avoid allocations of more than 50% to any one particular market segment.

Developing Strategic Targets. The Adviser determines the Fund’s target allocations by:

●	analyzing global macroeconomic and capital market fundamentals over a 12-18 month time horizon and

●	formulating strategic targets for allocations.

Identifying the Appropriate ETFs. After developing the strategic targets, the Adviser uses a combination of bottom-up fundamental valuations (e.g., price to book, price to earnings, and price to sales ratios) and top-down macroeconomic data points to identify the most appropriate fixed income and equity ETFs, without restriction as to geography or market capitalization, to implement strategic asset allocation and express sector views by evaluating various factors in the respective ETFs. The Fund will generally hold between 4-10 ETFs, but that number will change in different market conditions. Based on the Adviser’s analysis, the ETFs held by the Fund may, at certain times, be in one particular sector, but the ETF will not concentrate in any one particular industry.

Option Strategy

The Fund pursues its objective by employing an option strategy of writing (selling) covered call or index based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

●	covered call options or index based options on equity based ETFs held in the Fund’s portfolio and

●	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase index options greater than the value of the underlying security. The Fund may buy a call option and sell a put option at the same specified exercise or “strike” price, creating a synthetic long position. A call option will not be deemed “naked” if there is an offsetting synthetic long position in the underlying security.

Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.

The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price. The Adviser’s option strategy typically targets one-month options. Options of any exercise price or maturity may be utilized.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Main Sector Rotation ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to invest in sector-based equity exchange-traded funds (“ETFs”). The Fund seeks to achieve its objective through dynamic sector rotation. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research primarily on sector selection by carefully reviewing the sectors, industries, and sub-industries in the Fund’s portfolio. The Adviser chooses sectors it believes are undervalued and poised to respond favorably to financial market catalysts. The Fund sells a security when it achieves its target price and is, in the opinion of the Adviser, no longer undervalued. The Fund may overweight or underweight a sector or sectors relative to the Fund’s benchmark based on valuation. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Assessing Market Conditions. The Adviser determines the Fund’s target sector allocations by analyzing market sectors and their underlying industries and sub-industries. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities, and real estate. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals over a 6-18 month time horizon. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within sectors that its research has identified as “undervalued.”

Identifying the Appropriate ETFs. The Adviser then seeks to identify the most appropriate U.S. sector ETFs to implement its strategic asset allocation and sector views by evaluating various factors in the respective ETFs including their respective underlying indexes and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

The Fund pursues its options strategy by writing (selling) covered call or index-based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

●	covered call options or index-based options on equity-based ETFs held in the Fund’s portfolio; and

●	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security. Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.

Main Thematic Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund invests in theme-based domestic equity securities of any market capitalization. The Fund seeks to achieve its objective through dynamic thematic rotation. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research primarily on identifying emerging, disruptive, and innovative themes that have an “addressable market”, i.e., a large market demand. These themes may include genomics, fintech, e-commerce, robotics, artificial intelligence, cyber security, clean energy, cloud computing, autonomous tech, gaming & e-sports, and pet care. The Adviser rotates among themes with large addressable markets which may range from nascent technologies to those on the cusp of widespread adoption and buys securities of companies representing those themes.

The portfolio managers set price targets for each position and revisit a position when the price target is met, revising upwards when deemed appropriate or selling when the investment committee concludes the theme has either run its course or is no longer likely to provide further exposure to growth, disruption, or innovation. Looking for themes with large market demand may mean price targets are revised upwards multiple times. The holding period is long-term as it may take years or even decades for themes to realize their full potential.

The Adviser rebalances the Fund’s portfolio when the investment committee deems appropriate given the longer-term nature of thematic development and the Fund’s objective of seeking maximum return. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns.

The Fund is an actively managed exchange-traded fund (“ETF”) and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the investment process described below.

Assessing Market Conditions. The Adviser determines the Fund’s target allocations by analyzing developing and ongoing technological and behavioral themes and their underlying addressable markets. The Adviser identifies themes consisting of securities in the aggregate that are poised for significant growth, disruption, or innovation. To identify such themes, the Adviser analyzes economic growth forecasts, changes in the factors driving growth, behavioral patterns among consumers, as well as other macroeconomic fundamentals. In addition, the Adviser considers fundamental factors such as Price to Growth, Price to Earnings, Price to Book, and Price to Sales. The growth rate and size of the addressable market are the primary metrics of consideration.

Identifying the Appropriate Investments. The Adviser then seeks to identify over 100 equity securities representing these themes to implement its strategic asset allocation and thematic views. At any given time, the Fund may have a significant percentage of its assets invested in one or more sectors than in other sectors.

Option Strategy. The Fund may from time to time incorporate a covered call option writing strategy. Covered call option writing is an investment strategy of writing (selling) call options against securities owned by the Fund to generate additional returns from the option premium. The Fund may also seek returns by writing (selling) secured put options. The Fund may seek to hedge downside risk by purchasing protective puts. A “put option” is an option contract that gives the owner the right to sell the underlying security at a specified price (the strike price) until its expiration at a fixed date in the future. The Fund seeks to achieve risk-adjusted returns through targeted allocations by analyzing interest and currency rates, inflation trends, economic growth forecasts, and other global and capital market fundamentals. The Fund’s option strategy may also have the benefit of reducing the volatility of the Fund’s portfolio in comparison to that of broad equity market indexes.

Main International ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]

The Fund utilizes a “fund of funds” structure to invest in exchange-traded funds (“ETFs”) that primarily provide exposure to non-U.S. equity securities of companies of any capitalization representing sectors and geographic regions that appear undervalued in comparison to their historical average price. The Fund’s adviser, Main Management ETF Advisors, LLC (the “Adviser”), focuses its research on global macro-economic factors (relevant to the economy in general), micro-economic factors (relevant to individual companies) and fundamental factors (financial information that impacts the price or perceived value of a stock) to assess whether a sector or geographic region is expected to undergo a transformative change that could lead to near-term price appreciation of companies within that sector or region. Under normal circumstances, the Fund invests at least 50% of its total assets in funds that invest at least 50% of their respective total assets in securities of non-U.S. issuers organized or having their principal place of business outside the U.S.

The portfolio managers set price targets for each position and revisit a position when the price target is met, revising upwards when deemed appropriate or selling when the portfolio managers conclude the position no longer provides exposure to undervalued companies on the brink of a transformative change.

The Adviser rebalances the Fund’s portfolio when the portfolio managers deem appropriate. Given the longer-term nature of the Fund, an automatic monthly or quarterly rebalancing policy could be counterproductive to the Fund’s objective of seeking maximum return. From time to time, the Fund may use a covered call or covered put option strategy in an attempt to dampen volatility and generate additional returns.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process:

Assessing Market Conditions: The Adviser determines the Fund’s target allocations by identifying sectors (and their underlying industries and sub-industries) countries and regions it believes are poised for significant economic growth. To identify such sectors, countries and regions, the Adviser analyzes economic growth forecasts, changes in the factors driving growth, behavioral patterns among consumers, as well as other macroeconomic fundamentals over a 6- to 18-month horizon. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis and may invest in country-specific sector funds. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities and real estate.

Identifying the Appropriate ETFs: The Adviser then seeks to identify 5-20 index or actively managed ETFs to implement its strategic asset allocation by evaluating various factors in the respective ETFs including the respective underlying indexes they seek to track and portfolio holdings, sector exposure and weightings, liquidity profiles, and tracking error. At any given time, the Fund may have a significant percentage of its assets invested in one or more sectors or in one or more countries or geographic regions.

Option Strategy: The Fund pursues its objective by employing an option strategy of writing (selling) covered call or index based options on an amount from 0% to 100% of the value of the ETF shares in the Fund’s portfolio. The Fund seeks to earn income and gains both from dividends paid on the ETFs owned by the Fund and cash premiums received from writing or “selling”:

●	covered call options or index based options on equity based ETFs held in the Fund’s portfolio and

●	cash secured put options against cash balances in the Fund.

The Fund may not sell “naked” put or call options, i.e., equity options representing more shares of an ETF than the Fund has cash on hand and available to purchase or index options greater than the value of the underlying security.

Stock index options are put options and call options on various stock indices. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.

The option holder exercising the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

A stock index fluctuates with changes in the market value of the stocks included in the index. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. A put option on a security is a contract that gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to purchase the underlying security at the exercise price. The Adviser’s option strategy typically targets one-month to three-month options. Options of any exercise price or maturity may be utilized.

The Fund may seek investment exposure to shares of bitcoin ETFs that are registered with the SEC. Under normal circumstances, no more than 15% of the Fund’s assets may be invested directly in bitcoin ETFs.